Pension And Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2015
Pension and Other Postretirement Benefit Expense [Abstract]
Schedule Of Allocation of Plan Assets

	Defined Benefit Pension Plan		Postretirement Benefit Plan
Asset Category	Minimum	Maximum	Minimum	Maximum
Domestic Equities	25%	45%	35%	55%
International Equities	15%	25%	15%	25%
Fixed Income	23%	37%	20%	50%
Real Estate/Private Equity/Hedge Funds	0%	15%	0%	0%
Short-Term Investments	0%	10%	0%	10%

Pension Plan and Postretirement Plan Asset Mix at December 31, 2015 and December 31, 2014:

December 31, 2015	Defined Benefit Pension Plan Assets		Postretirement Benefit Plan Assets
Asset Class	Asset Value	% of Total Assets	Asset Value	% of Total Assets
	(in millions)		(in millions)
Domestic Equities	$141.0	39.4%	$101.6	44.4%
International Equities	62.5	17.5%	42.8	18.8%
Fixed Income	123.3	34.4%	76.6	33.6%
Cash/Other	31.0	8.7%	7.2	3.2%
Total	$357.8	100.0%	$228.2	100.0%

December 31, 2014	Defined Benefit Pension Plan Assets		Postretirement Benefit Plan Assets
Asset Class	Asset Value	% of Total Assets	Asset Value	% of Total Assets
	(in millions)		(in millions)
Domestic Equities	$144.2	41.1%	$105.7	47.2%
International Equities	63.3	18.1%	41.2	18.4%
Fixed Income	120.9	34.4%	76.3	34.1%
Real Estate/Private Equity/Hedge Funds	17.7	5.0%	—	—%
Cash/Other	4.9	1.4%	0.6	0.3%
Total	$351.0	100.0%	$223.8	100.0%

Schedule Of Fair Value and Changes In The Fair Value Of The Plan Assets

Fair Value Measurements (in millions)	December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plan assets
Cash	$0.9	$0.9	$—	$—
Equity securities
International equities	6.6	6.6	—	—
Fixed income securities
Government	8.5	—	8.5	—
Corporate	13.0	—	13.0	—
Commingled funds
Short-term money markets	31.1	—	31.1	—
U.S. equities	141.0	—	141.0	—
International equities	55.6	—	55.6	—
Fixed income	100.9	—	100.9	—
Pension plan assets subtotal	357.6	7.5	350.1	—
Other postretirement benefit plan assets
Commingled funds
Short-term money markets	7.3	—	7.3	—
U.S. equities	13.9	—	13.9	—
Mutual funds
U.S. equities	87.7	87.7	—	—
International equities	42.8	42.8	—	—
Fixed income	76.5	76.5	—	—
Other postretirement benefit plan assets subtotal	228.2	207.0	21.2	—
Due to brokers, net(1)	(0.4)
Accrued investment income/dividends	0.6
Total pension and other postretirement benefit plan assets	$586.0	$214.5	$371.3	$—

(1) This class represents pending trades with brokers.
The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the year ended December 31, 2015:

(in millions)	Balance at January 1, 2015	Total gains or losses (unrealized / realized)	Purchases	(Sales)	Transfers into/(out of) level 3	Separation Allocation(1)	Balance at December 31, 2015
Fixed income securities
Other fixed income	$0.1	$—	$—	$—	$—	$(0.1)	$—
Private equity limited partnerships
U.S. multi-strategy	8.5	—	—	—	—	(8.5)	—
International multi-strategy	5.3	—	—	—	—	(5.3)	—
Distressed opportunities	1.1	—	—	—	—	(1.1)	—
Real estate	2.6	—	—	—	—	(2.6)	—
Total	$17.6	$—	$—	$—	$—	(17.6)	$—

(1) Level 3 assets were not contributed to the CPG Plans upon Separation from NiSource and no subsequent investments were made in Level 3 assets post Separation.
Fair Value Measurements at December 31, 2014:

Fair Value Measurements (in millions)	December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Pension plan assets
Cash	$2.6	$2.6	$—	$—
Equity securities
U.S. equities	0.1	0.1	—	—
International equities	20.3	20.2	0.1	—
Fixed income securities
Government	17.8	15.7	2.1	—
Corporate	38.7	—	38.7	—
Mortgages/Asset backed securities	0.4	—	0.4	—
Other fixed income	0.1	—	—	0.1
Commingled funds
Short-term money markets	4.9	—	4.9	—
U.S. equities	144.2	—	144.2	—
International equities	42.1	—	42.1	—
Fixed income	61.6	—	61.6	—
Private equity limited partnerships
U.S. multi-strategy(1)	8.5	—	—	8.5
International multi-strategy(2)	5.3	—	—	5.3
Distressed opportunities	1.1	—	—	1.1
Real Estate	2.6	—	—	2.6
Pension plan assets subtotal	350.3	38.6	294.1	17.6
Other postretirement benefit plan assets
Commingled funds
Short-term money markets	0.8	—	0.8	—
U.S. equities	14.3	—	14.3	—
Mutual funds
U.S. equities	91.3	91.3	—	—
International equities	41.2	41.2	—	—
Fixed income	76.2	76.2	—	—
Other postretirement benefit plan assets subtotal	223.8	208.7	15.1	—
Due to brokers, net(3)	(0.1)
Accrued investment income/dividends	0.1
Net receivables	0.7
Total pension and other postretirement benefit plan assets	$574.8	$247.3	$309.2	$17.6
(1) This class includes limited partnerships/fund of funds that invest in a diverse portfolio of private equity strategies, including buy-outs, venture capital, growth capital, special situations and secondary markets, primarily in the United States.
(2) This class includes limited partnerships/fund of funds that invest in a diverse portfolio of private equity strategies, including buy-outs, venture capital, growth capital, special situations and secondary markets, primarily outside the United States.
(3) This class represents pending trades with brokers.
The table below sets forth a summary of changes in the fair value of the Plan’s Level 3 assets for the year ended December 31, 2014:

(in millions)	Balance at January 1, 2014	Total gains or losses (unrealized / realized)	Purchases	(Sales)	Transfers into/(out of) level 3	Balance at December 31, 2014
Fixed income securities
Other fixed income	$—	$—	$0.1	$—	$—	$0.1
Private equity limited partnerships
U.S. multi-strategy	8.7	0.4	0.4	(1.0)	—	8.5
International multi-strategy	5.8	(0.1)	0.1	(0.5)	—	5.3
Distress opportunities	1.4	0.1	—	(0.4)	—	1.1
Real estate	3.0	0.3	—	(0.7)	—	2.6
Total	$18.9	$0.7	$0.6	$(2.6)	$—	$17.6

Schedule Of Reconciliation Of The Plan Funded Status

	Pension Benefits		Other Postretirement Benefits
(in millions)	2015	2014	2015	2014
Change in projected benefit obligation(1)
Benefit obligation at beginning of year	$397.6	$376.7	$124.2	$120.9
Service cost	5.9	4.8	1.0	1.1
Interest cost	15.0	15.7	4.7	5.2
Plan participants’ contributions	—	—	2.3	3.0
Actuarial loss (gain)	(6.9)	22.7	(12.4)	5.7
Benefits paid	(29.7)	(22.3)	(9.8)	(12.4)
Estimated benefits paid by incurred subsidy	—	—	0.3	0.7
Transfer of participant balances from NiSource plans(2)	22.6	—	1.8	—
Projected benefit obligation at end of year	$404.5	$397.6	$112.1	$124.2
Change in plan assets
Fair value of plan assets at beginning of year	$351.0	$344.5	$223.8	$209.7
Actual return on plan assets	1.2	21.1	(2.5)	11.6
Employer contributions	20.0	7.7	13.5	11.9
Plan participants’ contributions	—	—	2.3	3.0
Benefits paid	(29.7)	(22.3)	(9.8)	(12.4)
Transfer of participant balances from NiSource plans(2)	15.3	—	0.9	—
Fair value of plan assets at end of year	$357.8	$351.0	$228.2	$223.8
Funded status at end of year	$(46.7)	$(46.6)	$116.1	$99.6
Amounts recognized in the balance sheet consist of:
Noncurrent assets	$—	$—	$116.1	$113.1
Current liabilities	(0.8)	—	—	—
Noncurrent liabilities	(45.9)	(46.6)	—	(13.5)
Net amount recognized at end of year(3)	$(46.7)	$(46.6)	$116.1	$99.6
Amounts recognized in AOCI or regulatory assets/liabilities(4)
Unrecognized prior service credit	$(3.7)	$(4.7)	$(2.0)	$(2.6)
Unrecognized actuarial loss (gain)	164.5	148.7	(3.9)	(12.5)
Total recognized AOCI or regulatory assets/liabilities	$160.8	$144.0	$(5.9)	$(15.1)

(1) The change in benefit obligation for Pension Benefits represents the change in Projected Benefit Obligation while the change in benefit obligation for Other Postretirement Benefits represents the change in Accumulated Postretirement Benefit Obligation.
(2) Reflects the transfer of additional pension and OPEB plan participants to CPGSC upon Separation from NiSource that were determined in the current year.
(3) CPG recognizes in its Consolidated Balance Sheets the underfunded and overfunded status of its various defined benefit postretirement plans, measured as the difference between the fair value of the plan assets and the benefit obligation.
(4) CPG determined that the future recovery of pension and other postretirement benefits costs is probable. CPG recorded regulatory assets and liabilities of $135.2 million and $0.7 million, respectively, as of December 31, 2015, and $120.9 million and $8.3 million, respectively, as of December 31, 2014 that would otherwise have been recorded to accumulated other comprehensive loss.

Schedule Of Significant Actuarial Assumptions In Determining Funded Status Plan

	Pension Benefits		Other Postretirement Benefits
	2015	2014	2015	2014
Weighted-average assumptions to Determine Benefit Obligation
Discount Rate	4.05%	3.64%	4.29%	3.96%
Rate of Compensation Increases	4.00%	4.00%
Health Care Trend Rates
Trend for Next Year			8.39%	6.90%
Ultimate Trend			4.50%	4.50%
Year Ultimate Trend Reached			2022	2021

Schedule Of One-Percentage-Point Change In Assumed Health Care Cost Trend Rates

(in millions)	1% point increase	1% point decrease
Effect on service and interest components of net periodic cost	$0.1	$(0.1)
Effect on accumulated postretirement benefit obligation	3.1	(2.8)

Schedule Of Expected Payments To Participants In Pension Plan

(in millions)	Pension Benefits	Other Postretirement Benefits	Federal Subsidy Receipts
Year(s)
2016	$34.9	$8.2	$0.6
2017	33.9	8.0	0.6
2018	35.1	8.0	0.6
2019	35.8	7.9	0.6
2020	37.1	7.9	0.5
2021-2025	175.3	37.4	1.7

Components Of The Plans' Net Periodic Benefits Cost

	Pension Benefits			Other Postretirement Benefits
(in millions)	2015	2014	2013	2015	2014	2013
			Predecessor			Predecessor
Components of Net Periodic Benefit Cost (Income)
Service cost	$5.9	$4.8	$4.9	$1.0	$1.1	$1.5
Interest cost	15.0	15.7	14.6	4.7	4.6	5.4
Expected return on assets	(28.2)	(27.3)	(25.5)	(18.1)	(16.6)	(13.8)
Amortization of prior service (credit) cost	(1.1)	(1.1)	(1.1)	(0.3)	0.1	0.1
Recognized actuarial loss (gain)	9.9	7.5	12.3	(0.3)	—	1.0
Net Periodic Benefit Cost (Income)	1.5	(0.4)	5.2	(13.0)	(10.8)	(5.8)
Settlement loss	—	—	13.8	—	—	—
Total Net Periodic Benefit Cost (Income)	$1.5	$(0.4)	$19.0	$(13.0)	$(10.8)	$(5.8)

Schedule Of Key Assumptions That Were Used To Calculate The Net Periodic Benefits Cost

	Pension Benefits			Other Postretirement Benefits
	2015	2014	2013	2015	2014	2013
			Predecessor			Predecessor
Weighted-average Assumptions to Determine Net Periodic Benefit Cost
Discount Rate	3.84%	4.34%	3.36%	4.10%	4.76%	3.92%
Expected Long-Term Rate of Return on Plan Assets	8.20%	8.30%	8.30%	8.05%	8.14%	8.17%
Rate of Compensation Increases	4.00%	4.00%	4.00%

Schedule Of Changes In Plan Assets And Projected Benefit Obligations Recognized In Other Comprehensive Income

	Pension Benefits		Other Postretirement Benefits
(in millions)	2015	2014	2015	2014
Other changes in plan assets and projected benefit obligations recognized in other comprehensive income or regulatory assets or liabilities
Net actuarial loss	$25.6	$28.9	$8.6	$11.8
Less: amortization of prior service (credit) cost	1.1	1.1	0.3	(0.1)
Less: amortization of net actuarial (gain) loss	(9.9)	(7.5)	0.3	—
Total recognized in other comprehensive income or regulatory assets or liabilities	$16.8	$22.5	$9.2	$11.7
Amount recognized in net periodic benefit cost and other comprehensive income or regulatory assets or liabilities	$18.3	$22.1	$(3.8)	$0.9